Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the provision computed at the federal statutory rate to the Company's provision (benefit) for income taxes as follows:

	December 31,
	2021		2020
	(In thousands, except percentages)
Tax at federal statutory rate	$(22,489)	(21.0)%	$(4,579)	(21.0)%
State, net of federal benefit	(3,100)	(2.9)%	(922)	(4.2)%
Stock based compensation	341	0.3%	234	1.1%
Fair value adjustments	9,766	9.1%	—	—%
Transaction costs	(1,838)	(1.7)%	—	—%
Other	(990)	(0.9)%	(527)	(2.5)%
Change in valuation allowance	18,310	17.1%	5,794	26.6%
Total provision for income taxes	$—	—%	$—	—%

Components of Deferred Tax Assets and Liabilities	The components of deferred tax assets and liabilities are as follows:

	December 31,
	2021	2020
	(In thousands)
Deferred tax assets
Net operating loss carryforwards	$51,036	$35,818
Research and development tax credits	7,018	5,286
Stock based compensation	1,250	594
Fixed assets and intangibles	(342)	61
Lease liability	2,798	181
Other timing differences	1,622	565
Total deferred tax assets	$63,382	$42,505
Valuation allowance	$(60,653)	$(42,342)
Net deferred tax assets	$2,729	$163

Deferred tax liabilities
Right of use assets	$(2,729)	$(163)
Total deferred tax liabilities	$(2,729)	$(163)
Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	December 31,
	2021	2020
	(In thousands)
Balance at beginning of year	$2,861	$2,430
Additions based on tax positions related to the current year	823	431
Balance at end of year	$3,684	$2,861